Segment Information (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of Revenue and Long-Lived Assets, by Geographical Areas
The following table summarizes the countries that represent at least 10% of consolidated long-lived assets for the years ended December 31, 2020 and 2019. Long-lived assets includes property, plant and equipment and right-of-use assets at December 31, 2020 and 2019.

Millions of dollars	United States	Mexico	Italy	Poland	All Other Countries	Total
2020
Long-lived assets	$1,790	$403	$526	$428	$1,040	$4,187
2019
Long-lived assets	$1,816	$431	$505	$422	$1,048	$4,222

Schedule of Segment Information

	OPERATING SEGMENTS
Millions of dollars	North America	EMEA	Latin America	Asia	Other/ Eliminations	Total Whirlpool
Net sales
2020	$11,210	$4,389	$2,592	$1,265	$—	$19,456
2019	11,477	4,296	3,177	1,515	(46)	20,419
2018	11,374	4,536	3,618	1,587	(78)	21,037
Intersegment sales
2020	$249	$93	$1,227	$379	$(1,948)	$—
2019	238	83	1,321	334	(1,976)	—
2018	267	101	1,313	358	(2,039)	—
Depreciation and amortization
2020	$193	$177	$62	$70	$66	$568
2019	195	187	65	67	73	587
2018	196	204	111	72	62	645
EBIT
2020	$1,758	$2	$219	$(7)	$(336)	$1,636
2019	1,440	(30)	172	33	102	1,717
2018	1,388	(106)	210	83	(1,358)	217
Total assets
2020	$7,597	$11,296	$4,244	$2,573	$(5,274)	$20,436
2019	7,883	9,450	4,226	2,581	(5,167)	18,973
2018	7,269	7,299	4,745	2,636	(3,494)	18,455
Capital expenditures
2020	$137	$116	$64	$50	$43	$410
2019	179	124	97	80	52	532
2018	180	154	110	71	75	590
The following table summarizes the reconciling items in the Other/Eliminations column for total EBIT for the periods presented:

	Twelve Months Ended December 31,
in millions	2020	2019	2018
Items not allocated to segments:
Restructuring costs	$(288)	$(188)	$(247)
Corrective action recovery	14	—	—
Gain (loss) on sale and disposal of businesses	7	437	—
Product warranty and liability income (expense)	30	(131)	—
Sale-leaseback, real estate and receivable adjustment	113	86	—
Trade customer insolvency claim settlement	—	(59)	—
Brazil indirect tax credit	—	180	—
Impairment of goodwill and intangibles	—	—	(747)
French antitrust settlement	—	—	(103)
Trade customer insolvency	—	—	(30)
Divestiture related transition costs	—	—	(21)
Corporate expenses and other	(212)	(223)	(210)
Total other/eliminations	$(336)	$102	$(1,358)
A reconciliation of our segment information for total EBIT to the corresponding amounts in the Consolidated Statements of Income (Loss) is shown in the table below for the periods presented:

	Twelve Months Ended December 31,
in millions	2020	2019	2018
Operating profit	$1,615	$1,549	$325
Interest and sundry (income) expense	(21)	(168)	108
Total EBIT	$1,636	$1,717	$217
Interest expense	189	187	192
Income tax expense	382	348	150
Net earnings (loss)	$1,065	$1,182	$(125)
Less: Net earnings (loss) available to noncontrolling interests	(10)	14	24
Net earnings (loss) available to Whirlpool	$1,075	$1,168	$(149)